UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number        811-09607

                                             Fairholme Funds, Inc.

(Exact name of registrant as specified in charter)

4400 Biscayne Blvd., 9th Floor

                                                 Miami, FL 33137

(Address of principal executive offices) (Zip code)

Bruce R. Berkowitz

4400 Biscayne Blvd., 9th Floor

                                         Miami, FL 33137

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-866-202-2263

Date of fiscal year end: November 30

Date of reporting period: February 28, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule of Investments is attached herewith.

THE FAIRHOLME FUND

SCHEDULE OF INVESTMENTS

February 28, 2011 (unaudited)

Shares		Value

	DOMESTIC EQUITY SECURITIES — 55.9%

	AEROSPACE & DEFENSE — 1.4%
11,115,600	Spirit Aerosystems Holdings, Inc., Class A (a)	$288,894,444

	CAPITAL MARKETS — 10.2%
6,145,700	The Goldman Sachs Group, Inc.	1,006,542,746
34,755,900	Morgan Stanley	1,031,555,112

		2,038,097,858

	COMMERCIAL FINANCE — 3.8%
17,301,229	CIT Group, Inc. (a)(b)	749,489,240

	COMMERCIAL SERVICES & SUPPLIES — 0.7%
10,223,900	RSC Holdings, Inc. (a)(b)	139,351,757

	DIVERSIFIED BANKS — 10.4%
77,317,115	Bank of America Corp.	1,104,861,573
210,198,600	Citigroup, Inc. (a)	983,729,448

		2,088,591,021

	DIVERSIFIED HOLDING COMPANIES — 7.2%
4,016	Berkshire Hathaway, Inc., Class A (a)	527,300,800
5,963,650	Berkshire Hathaway, Inc., Class B (a)	520,507,372
12,123,274	Leucadia National Corp.	401,644,068

		1,449,452,240

	MULTI-LINE INSURANCE — 7.5%
40,432,939	American International Group, Inc. (a)(c)	1,498,444,719

	REAL ESTATE INVESTMENT TRUSTS — 0.1%
1,731,748	Winthrop Realty Trust (b)	21,127,325

	REAL ESTATE MANAGEMENT & DEVELOPMENT — 3.0%
23,136,502	The St. Joe Co. (a)(b)(c)(d)(e)	601,007,658

	REGIONAL BANKS — 4.4%
115,837,504	Regions Financial Corp. (b)	884,998,530

The accompanying notes are an integral part of the schedule of investments.

THE FAIRHOLME FUND

SCHEDULE OF INVESTMENTS (Continued)

February 28, 2011 (unaudited)

Shares		Value

	RETAIL DEPARTMENT STORES — 6.0%
14,494,373	Sears Holdings Corp. (a)(b)	$1,207,526,215

	SURETY INSURANCE — 1.2%
20,501,100	MBIA, Inc. (a)(b)	229,817,331

TOTAL DOMESTIC EQUITY SECURITIES (COST $9,837,436,015)		11,196,798,338

	FOREIGN EQUITY SECURITIES — 12.4%

	CANADA — 4.6%

	REAL ESTATE MANAGEMENT & DEVELOPMENT — 4.6%
27,500,000	Brookfield Asset Management, Inc., Class A	932,250,000

	CHINA — 7.4%

	LIFE INSURANCE — 4.4%
302,221,000	AIA Group Ltd. (a)	880,895,827

	MULTI-LINE INSURANCE — 3.0%
148,105,400	China Pacific Insurance (Group) Co., Ltd.,Class H	599,039,561

	UNITED KINGDOM — 0.4%

	INVESTMENT COMPANIES — 0.4%
933,092	JZ Capital Partners Ltd.	6,295,041
9,689,560	JZ Capital Partners Ltd., Limited Voting Shares (c)(e)	65,369,947

		71,664,988

TOTAL FOREIGN EQUITY SECURITIES (COST $2,364,863,811)		2,483,850,376

	WARRANTS — 3.4%

	MULTI-LINE INSURANCE — 1.3%
21,588,480	American International Group, Inc., Warrants, Strike Price $45.00, Expire 01/19/2021 (a)(c)	250,426,368

The accompanying notes are an integral part of the schedule of investments.

THE FAIRHOLME FUND

SCHEDULE OF INVESTMENTS (Continued)

February 28, 2011 (unaudited)

Shares		Value

	REAL ESTATE INVESTMENT TRUSTS — 1.9%
40,634,357	General Growth Properties, Inc., Warrants, Vested, Strike Price $10.50, Expire 11/09/2017 (a)(d)	$375,530,537

	REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
1,896,270	Howard Hughes Corp. Warrants, Vested, Strike Price $50.00, Expire 11/09/2017 (a)(d)	49,714,700

TOTAL WARRANTS (COST $367,004,160)		675,671,605

Principal

	ASSET BACKED SECURITIES — 0.3%

	CONSUMER FINANCE — 0.3%
	Americredit Automobile Receivables Trust
$50,645,000	10.750%, 04/06/2015, Class B	52,052,931
2,098,371	13.150%, 04/06/2015, Class C	2,099,000

TOTAL ASSET BACKED SECURITIES (COST $49,859,720)		54,151,931

	DOMESTIC CORPORATE BONDS — 0.2%

	REGIONAL BANKS — 0.0%
	Regions Financial Corp., Subordinate Debenture
4,135,000	7.000%, 03/01/2011 (b)	4,135,000
6,000,000	4.875%, 04/26/2013 (b)(d)	6,045,000

		10,180,000

	SURETY INSURANCE — 0.2%
	MBIA, Inc.
17,932,000	7.000%, 12/15/2025 (b)(d)	15,242,200

The accompanying notes are an integral part of the schedule of investments.

THE FAIRHOLME FUND

SCHEDULE OF INVESTMENTS (Continued)

February 28, 2011 (unaudited)

Principal		Value

	SURETY INSURANCE (Continued)
	MBIA, Inc. (Continued)
$13,859,000	7.150%, 07/15/2027 (b)(d)	$11,545,933
11,580,000	5.700%, 12/01/2034 (b)(d)	8,106,000

		34,894,133

TOTAL DOMESTIC CORPORATE BONDS (COST $43,041,749)		45,074,133

	COMMERCIAL PAPER — 10.0%

	CHEMICALS — 0.0%
	Dow Chemical Co.
3,500,000	0.450%, 03/07/2011 (f)	3,499,737
3,750,000	0.550%, 03/07/2011 (f)	3,749,656

		7,249,393

	CONSUMER FINANCE — 1.0%
	American Express Credit Corp.
197,000,000	0.200%, 03/22/2011 (f)	196,977,017

	DIVERSIFIED HOLDING COMPANIES — 3.0%
	General Electric Capital Corp.
300,000,000	0.210%, 03/15/2011 (f)	299,975,500
150,000,000	0.220%, 04/18/2011 (f)	149,956,000
150,000,000	0.210%, 04/26/2011 (f)	149,951,000

		599,882,500

	DIVERSIFIED TELECOMMUNICATIONS — 3.9%
	AT&T, Inc.
118,700,000	0.220%, 03/07/2011 (f)	118,695,648
78,000,000	0.230%, 03/07/2011 (f)	77,997,010
22,000,000	0.220%, 03/21/2011 (f)	21,997,311
	Verizon Communications, Inc.
40,000,000	0.310%, 03/14/2011 (f)	39,995,522
25,000,000	0.320%, 03/16/2011 (f)	24,996,667
30,572,000	0.310%, 03/21/2011 (f)	30,566,735

The accompanying notes are an integral part of the schedule of investments.

THE FAIRHOLME FUND

SCHEDULE OF INVESTMENTS (Continued)

February 28, 2011 (unaudited)

Principal		Value

	DIVERSIFIED TELECOMMUNICATIONS (Continued)
	Verizon Communications, Inc. (Continued)
$ 25,000,000	0.500%, 03/21/2011 (f)	$24,995,555
40,000,000	0.310%, 03/22/2011 (f)	39,992,767
40,000,000	0.320%, 03/24/2011 (f)	39,991,822
55,000,000	0.310%, 03/25/2011 (f)	54,988,633
50,000,000	0.300%, 03/28/2011 (f)	49,988,750
28,000,000	0.305%, 03/28/2011 (f)	27,993,595
25,000,000	0.320%, 03/29/2011 (f)	24,993,778
100,000,000	0.350%, 04/11/2011 (f)	99,960,139
100,000,000	0.350%, 04/12/2011 (f)	99,959,167
3,000,000	0.350%, 04/28/2011 (f)	2,998,308

		780,111,407

	METALS & MINING — 0.8%
	Alcoa, Inc.
44,000,000	0.510%, 03/07/2011 (f)	43,996,260
70,000,000	0.550%, 03/31/2011 (f)	69,967,917
47,000,000	0.560%, 03/31/2011 (f)	46,978,067

		160,942,244

	OFFICE ELECTRONICS — 0.3%
	Xerox Corp.
40,000,000	0.500%, 03/16/2011 (f)	39,991,667
25,000,000	0.650%, 04/04/2011 (f)	24,984,653
7,000,000	0.650%, 04/11/2011 (f)	6,994,818

		71,971,138

	REGIONAL BANKS — 1.0%
	Santander Holdings USA, Inc.
50,000,000	0.990%, 03/23/2011 (f)	49,969,903
47,000,000	0.990%, 03/28/2011 (f)	46,965,279
100,000,000	0.990%, 03/30/2011 (f)	99,920,653

		196,855,835

TOTAL COMMERCIAL PAPER (COST $2,013,989,534)		2,013,989,534

The accompanying notes are an integral part of the schedule of investments.

THE FAIRHOLME FUND

SCHEDULE OF INVESTMENTS (Continued)

February 28, 2011 (unaudited)

Principal		Value

	U.S. GOVERNMENT OBLIGATIONS — 12.8%
$300,000,000	T-Bill 0.148%, 03/10/2011 (f)	$299,988,900
300,000,000	T-Bill 0.153%, 03/17/2011 (f)	299,979,667
50,000,000	T-Bill 0.135%, 04/07/2011 (f)	49,993,063
240,000,000	T-Bill 0.136%, 04/07/2011 (f)	239,966,577
100,000,000	T-Bill 0.146%, 04/07/2011 (f)	99,984,994
300,000,000	T-Bill 0.145%, 04/14/2011 (f)	299,946,833
300,000,000	T-Bill 0.153%, 04/21/2011 (f)	299,935,187
400,000,000	T-Bill 0.145%, 04/28/2011 (f)	399,906,555
200,000,000	T-Bill 0.148%, 05/05/2011 (f)	199,954,800
370,000,000	T-Bill 0.115%, 05/19/2011 (f)	369,894,550

TOTAL U.S. GOVERNMENT OBLIGATIONS (COST $2,559,554,959)		2,559,551,126

Shares

	MONEY MARKET FUNDS — 2.2%
440,005,595	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.250% (g)	440,005,595

TOTAL MONEY MARKET FUNDS (COST $440,005,595)		440,005,595

	MISCELLANEOUS INVESTMENTS — 0.9%(h)
(COST $177,048,676)		176,537,152

TOTAL INVESTMENTS — 98.1% (COST $17,852,804,219)		19,645,629,790
	OTHER ASSETS IN EXCESS OF LIABILITIES — 1.9%	378,703,450

NET ASSETS — 100.0%		$20,024,333,240

(a)	Non-income producing security.
(b)	Affiliated Company. See Note 3.
(c)

Restricted security under procedures approved by the Board of Directors. The value of these securities totals $2,415,248,692, which represents 12.06% of the Fairholme Fund’s net assets. Information related to these securities is as follows (except if otherwise footnoted, these securities are liquid):

The accompanying notes are an integral part of the schedule of investments.

THE FAIRHOLME FUND

SCHEDULE OF INVESTMENTS (Continued)

February 28, 2011 (unaudited)

Acquisition Shares	Issuer	Acquisition Date (s)	Acquisition Cost	02/28/2011 Carrying Value Per Unit
40,432,939	American International Group, Inc.	03/01/2010-12/10/2010	$1,519,797,298	$37.060
23,136,502	The St. Joe Co.	12/12/2007-11/23/2009	607,609,975	25.9766
9,689,560	JZ Capital Partners Ltd., Limited Voting Shares	06/16/2009	32,945,540	6.7464
21,588,480	American International Group, Inc., Warrants, Strike Price $45.00, Expire 01/19/2021	1/20/2011	367,004,160	11.6000

(d)

Security fair valued under procedures approved by the Board of Directors. The procedures may include: a) utilizing the average bid of independent broker/dealer quotes, b) utilizing the average bid of independent broker/dealer quotes and observable market prices on the day of valuation, and c) using simulation models. The value of these securities totals $1,067,192,028, which represents 5.33% of the Fairholme Fund’s net assets. Such securities may be classified as Level 2 measurements if the determination of fair value is based primarily on the use of significant observable inputs.

(e)	Illiquid security under procedures approved by the Board of Directors and according to the Fairholme Funds liquidity guidelines.
(f)	Rates shown are the effective yields based on the purchase price. The calculation assumes the security is held to maturity.
(g)	Annualized based on the 1-day yield as of February 28, 2011.
(h)	Represents previously undisclosed unrestricted securities which the Fairholme Fund has held for less than one year.

The accompanying notes are an integral part of the schedule of investments.

THE FAIRHOLME FOCUSED INCOME FUND

SCHEDULE OF INVESTMENTS

February 28, 2011 (unaudited)

Shares		Value

	DOMESTIC EQUITY SECURITIES — 24.5%

	DIVERSIFIED TELECOMMUNICATIONS — 13.0%
642,700	AT&T, Inc.	$18,239,826
817,500	Telefonica SA, sponsored ADR	20,903,475
542,700	Verizon Communications, Inc.	20,036,484

		59,179,785

	ENERGY - OIL, GAS & CONSUMABLE FUELS — 2.8%
174,900	Royal Dutch Shell plc, sponsored ADR	12,636,525

	MULTI-LINE INSURANCE — 0.3%
43,474	American International Group, Inc. (a)(b)	1,611,147

	PHARMACEUTICALS — 5.4%
129,000	Astrazeneca plc, sponsored ADR	6,342,930
237,000	Bristol-Myers Squibb Co.	6,116,970
171,000	Eli Lilly & Co.	5,909,760
160,000	GlaxoSmithKline plc, sponsored ADR	6,177,600

		24,547,260

	REGIONAL BANKS — 3.0%
1,122,500	Banco Santander SA, sponsored ADR	13,806,750

TOTAL DOMESTIC EQUITY SECURITIES (COST $105,010,473)		111,781,467

	DOMESTIC PREFERRED STOCKS — 0.6%

	DIVERSIFIED BANKS — 0.4%
57,200	Wells Fargo & Co., Preferred 8.000%, Series J	1,577,576

	MULTI-LINE INSURANCE — 0.2%
	American International Group, Inc.
23,500	Preferred, 6.450%, Series A-4 (b)(c)	520,525
21,800	Preferred, 7.700% (b)(c)	539,986

		1,060,511

TOTAL DOMESTIC PREFERRED STOCKS (COST $2,411,235)		2,638,087

The accompanying notes are an integral part of the schedule of investments.

THE FAIRHOLME FOCUSED INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

February 28, 2011 (unaudited)

Shares		Value

	WARRANTS — 1.1%

	MULTI-LINE INSURANCE — 0.1%
23,212	American International Group, Inc., Warrants, Strike Price $45.00, Expire 01/19/2021 (a)(b)	$269,259

	REAL ESTATE INVESTMENT TRUSTS — 0.9%
437,072	General Growth Properties, Inc., Warrants, Vested, Strike Price $10.50, Expire 11/09/2017 (a)(d)	4,039,288

	REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
20,397	Howard Hughes Corp. Warrants,Vested, Strike Price $50.00, Expire 11/09/2017 (a)(d)	534,750

TOTAL WARRANTS (COST $394,604)		4,843,297

Principal

	DOMESTIC CORPORATE BONDS — 40.8%

	COMMERCIAL FINANCE — 7.3%
	CIT Group, Inc.
$ 1,524,717	7.000%, 05/01/2013 (d)	1,559,023
17,500,000	7.000%, 05/01/2016 (d)	17,675,000
14,000,000	7.000%, 05/01/2017 (d)	14,140,000

		33,374,023

	REGIONAL BANKS — 4.2%
	M&I Marshall & Ilsley Bank, Subordinate Debenture,
1,000,000	5.250%, 09/04/2012 (d)	1,022,800
	Regions Financial Corp., Subordinate Debenture
8,000,000	7.000%, 03/01/2011	8,000,000
10,000,000	6.375%, 05/15/2012 (d)	10,287,000

		19,309,800

The accompanying notes are an integral part of the schedule of investments.

THE FAIRHOLME FOCUSED INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

February 28, 2011 (unaudited)

Principal		Value

	RETAIL DEPARTMENT STORES — 12.8%
	Sears Holdings Corp.,
$60,000,000	6.625%, 10/15/2018 (d)	$58,374,000

	SURETY INSURANCE — 16.5%
	MBIA, Inc.
2,000,000	6.400%, 08/15/2022	1,704,600
2,105,000	7.000%, 12/15/2025 (d)	1,789,250
47,000,000	7.150%, 07/15/2027 (d)	39,155,700
40,000,000	6.625%, 10/01/2028	32,300,000

		74,949,550

TOTAL DOMESTIC CORPORATE BONDS (COST $176,465,220)		186,007,373

	FOREIGN CONVERTIBLE BONDS — 0.4%

	CANADA — 0.4%

	FREIGHT TRANSPORTATION — 0.4%
	Clarke, Inc., Convertible Subordinate Debenture,
2,039,000(e)	6.000%, 12/31/2013	2,042,043

TOTAL FOREIGN CONVERTIBLE BONDS (COST $1,833,309)		2,042,043

	COMMERCIAL PAPER — 12.6%

	CHEMICALS — 0.5%
	Dow Chemical Co.
2,500,000	0.550%, 03/07/2011 (f)	2,499,771

	CONSUMER FINANCE — 2.2%
	American Express Credit Corp.
10,000,000	0.190%, 04/11/2011 (f)	9,997,836

	DIVERSIFIED TELECOMMUNICATIONS — 1.1%
	AT&T, Inc.
5,000,000	0.220%, 03/07/2011 (f)	4,999,817

The accompanying notes are an integral part of the schedule of investments.

THE FAIRHOLME FOCUSED INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

February 28, 2011 (unaudited)

Principal		Value

	METALS & MINING — 3.1%
	Alcoa, Inc.
$ 6,000,000	0.500%, 03/07/2011 (f)	$5,999,490
5,000,000	0.550%, 03/31/2011 (f)	4,997,708
3,000,000	0.560%, 03/31/2011 (f)	2,998,600

		13,995,798

	OFFICE ELECTRONICS — 2.8%
	Xerox Corp.
13,000,000	0.650%, 04/11/2011 (f)	12,990,376

	REGIONAL BANKS — 0.7%
	Santander Holdings USA, Inc.
3,000,000	0.990%, 03/28/2011 (f)	2,997,784

	RETAIL DEPARTMENT STORES — 2.2%
	Sears Roebuck Acceptance Corp.,
10,000,000	1.001%, 03/10/2011 (f)	9,997,500

TOTAL COMMERCIAL PAPER (COST $57,478,882)		57,478,882

	U.S. GOVERNMENT OBLIGATIONS — 8.8%
10,000,000	T-Bill 0.136%, 04/07/2011 (f)	9,998,607
10,000,000	T-Bill 0.148%, 05/05/2011 (f)	9,997,740
20,000,000	T-Bill 0.115%, 05/19/2011 (f)	19,994,300

TOTAL U.S. GOVERNMENT OBLIGATIONS (COST $39,990,888)		39,990,647

The accompanying notes are an integral part of the schedule of investments.

THE FAIRHOLME FOCUSED INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

February 28, 2011 (unaudited)

Shares		Value

	MONEY MARKET FUNDS — 4.6%
20,771,049	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.250% (g)	$20,771,049

TOTAL MONEY MARKET FUNDS (COST $20,771,049)		20,771,049

TOTAL INVESTMENTS — 93.4% (COST $404,355,660)		425,552,845
	OTHER ASSETS IN EXCESS OF LIABILITIES — 6.6%	29,848,832

NET ASSETS — 100.0%		$455,401,677

(a)	Non-income producing security.
(b)

Restricted security under procedures approved by the Board of Directors. The value of these securities totals $2,940,917, which represents 0.65% of the Income Fund’s net assets. Information related to these securities is as follows (except if otherwise footnoted, these securities are liquid):

Acquisition Shares	Issuer	Acquisition Date (s)	Acquisition Cost	02/28/2011 Carrying Value Per Unit
43,474	American International Group, Inc.	11/24/2010	$1,974,172	$37.0600
	American International Group, Inc.
23,500	Preferred, 6.450%, Series A-4	07/13/2010	407,307	22.1500
21,800	Preferred, 7.700%	07/13/10-07/16/10	438,116	24.7700
23,212	American International Group, Inc., Warrants, Strike Price $45.00, Expire 01/19/2021	01/20/2011	394,604	11.6000

(c)	Variable rate security. The rate shown is as of February 28, 2011.
(d)

Security fair valued under procedures approved by the Board of Directors. The procedures may include: a) utilizing the average bid of independent broker/dealer quotes, b) utilizing the average bid of independent broker/dealer quotes and observable market prices on the day of valuation, and c) using simulation models. The value of these securities totals $148,576,811, which represents 32.63% of the Income Fund’s net assets. Such securities may be classified as Level 2 measurements if the determination of fair value is based primarily on the use of significant observable inputs.

(e)	Principal amount denoted in Canadian dollars.
(f)	Rates shown are the effective yields based on the purchase price. The calculation assumes the security is held to maturity.
(g)	Annualized based on the 1-day yield as of February 28, 2011.

ADR American Depositary Receipt.

The accompanying notes are an integral part of the schedule of investments.

THE FAIRHOLME ALLOCATION FUND

SCHEDULE OF INVESTMENTS

February 28, 2011 (unaudited)

Shares		Value

	DOMESTIC EQUITY SECURITIES — 39.6%

	CAPITAL MARKETS — 4.8%
48,800	The Goldman Sachs Group, Inc.	$7,992,464

	DIVERSIFIED BANKS — 8.6%
575,800	Bank of America Corp.	8,228,182
1,312,000	Citigroup, Inc. (a)	6,140,160

		14,368,342

	DIVERSIFIED HOLDING COMPANIES — 6.0%
53,100	Berkshire Hathaway, Inc., Class B (a)	4,634,568
163,700	Leucadia National Corp.	5,423,381

		10,057,949

	RETAIL DEPARTMENT STORES — 7.2%
144,300	Sears Holdings Corp. (a)	12,021,633

	SURETY INSURANCE — 13.0%
1,939,500	MBIA, Inc. (a)	21,741,795

TOTAL DOMESTIC EQUITY SECURITIES (COST $66,709,042)		66,182,183

	FOREIGN EQUITY SECURITIES — 0.9%

	CHINA — 0.9%

	MULTI-LINE INSURANCE — 0.9%
348,800	China Pacific Insurance (Group) Co., Ltd., Class H	1,410,786

TOTAL FOREIGN EQUITY SECURITIES (COST $1,514,812)		1,410,786

The accompanying notes are an integral part of the schedule of investments.

THE FAIRHOLME ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

February 28, 2011 (unaudited)

Principal		Value

	COMMERCIAL PAPER — 17.7%

	CHEMICALS — 2.1%
	Dow Chemical Co.
$1,000,000	0.450%, 03/07/2011 (b)	$999,925
2,500,000	0.550%, 03/07/2011 (b)	2,499,771

		3,499,696

	CONSUMER FINANCE — 3.0%
	American Express Credit Corp.
3,000,000	0.200%, 03/22/2011 (b)	2,999,650
2,000,000	0.190%, 04/11/2011 (b)	1,999,567

		4,999,217

	DIVERSIFIED HOLDING COMPANIES — 3.6%
	GE Capital Services
3,000,000	0.210%, 03/15/2011 (b)	2,999,755
	General Electric Capital Corp.
3,000,000	0.210%, 03/15/2011 (b)	2,999,755

		5,999,510

	DIVERSIFIED TELECOMMUNICATIONS — 3.0%
	AT&T, Inc.
1,000,000	0.220%, 03/07/2011 (b)	999,963
	Verizon Communications, Inc.
4,000,000	0.350%, 04/28/2011 (b)	3,997,745

		4,997,708

	METALS & MINING — 3.0%
	Alcoa, Inc.
5,000,000	0.550%, 03/31/2011 (b)	4,997,708

	OFFICE ELECTRONICS — 3.0%
	Xerox Corp.
5,000,000	0.650%, 04/11/2011 (b)	4,996,299

TOTAL COMMERCIAL PAPER (COST $29,490,138)		29,490,138

The accompanying notes are an integral part of the schedule of investments.

THE FAIRHOLME ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

February 28, 2011 (unaudited)

Principal		Value

	U.S. GOVERNMENT OBLIGATIONS — 23.9%
$10,000,000	T-Bill 0.156%, 04/21/2011 (b)	$9,997,797
20,000,000	T-Bill 0.148%, 05/05/2011 (b)	19,995,480
10,000,000	T-Bill 0.115%, 05/19/2011 (b)	9,997,150

TOTAL U.S. GOVERNMENT OBLIGATIONS (COST $39,989,929)		39,990,427

Shares

	MONEY MARKET FUNDS — 11.3%
18,885,212	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.250% (c)	18,885,212

TOTAL MONEY MARKET FUNDS (COST $18,885,212)		18,885,212

	MISCELLANEOUS INVESTMENTS — 1.0%(d)
(COST $1,675,836)		1,670,400

TOTAL INVESTMENTS — 94.4% (COST $158,264,969)		157,629,146
	OTHER ASSETS IN EXCESS OF LIABILITIES — 5.6%	9,388,233

NET ASSETS — 100.0%		$167,017,379

(a)	Non-income producing security.
(b)	Rates shown are the effective yields based on the purchase price. The calculation assumes the security is held to maturity.
(c)	Annualized based on the 1-day yield as of February 28, 2011.
(d)	Represents previously undisclosed unrestricted securities which the Allocation Fund has held for less than one year.

The accompanying notes are an integral part of the schedule of investments.

FAIRHOLME FUNDS, INC.

NOTES TO SCHEDULES OF INVESTMENTS

February 28, 2011 (unaudited)

Note 1. Significant Accounting Policies

The Fairholme Fund (“Fairholme Fund”), The Fairholme Focused Income Fund (“Income Fund”), and The Fairholme Allocation Fund’s (“Allocation Fund”, which commenced operations on December 31, 2010 and opened to new investors on January 3, 2011) (each a “Fund” and collectively the “Funds”) investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The Funds generally determine their net asset value as of approximately 4:00 p.m. New York time each day the New York Stock exchange is open.

A description of the valuation techniques applied to the Funds’ securities measured at fair value on a recurring basis follows.

Security Valuation: Equity securities (common and preferred stocks): Securities traded on a national securities exchange (or reported on the NASDAQ national market) are generally valued at the official closing price of, or at the last reported sale price on the exchange or market on which the securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using an independent pricing service. The Manager may also employ other valuation methods which the Manager believes would provide a more accurate indication of fair value. In these situations, if the inputs are observable, the valuation will be categorized in level 2 of the fair value hierarchy, otherwise they would be categorized in level 3.

Fixed income securities (corporate and convertible bonds/asset backed securities): The fair value of corporate and convertible bonds and asset backed securities is estimated using market quotations when readily available, but may also be estimated by various methods when no such market quotations exist and when the Manager believes these other methods reflect the fair value of such securities. These methods may consider recently executed transactions in securities of the issuer or comparable issuers and market price valuations from independent pricing services and/or brokers (where observable). Where the Manager deems it appropriate to do so (such as when independent prices are unavailable or not deemed to be representative of fair value) fixed income securities will be fair valued in good faith. As of February 28, 2011, fixed income investments valued at $40,939,133 (0.20% of net assets) and $144,002,773 (31.62% of net assets) in the Fairholme Fund and the Income Fund, respectively, are valued by Management utilizing the average bid of independent broker/dealer quotes or the average bid of independent broker/dealer quotes and observable market prices on the day of valuation. These investments are reflected as

FAIRHOLME FUNDS, INC.

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

February 28, 2011 (unaudited)

being fair valued under procedures approved by the Board of Directors of the Company (the “Board” or the “Directors”) in the Schedules of Investments. Although most corporate bonds are categorized in level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in level 3.

Open-end mutual funds: Investments in open-end mutual funds, including money market funds, are valued at their closing net asset value each business day and are categorized in level 1 of the fair value hierarchy.

Short-term securities: Investments in securities with maturities of less than sixty days when acquired, or long-term securities which are within sixty days of maturity, are estimated by using the amortized cost method of valuation, which the Manager and the Board have determined will approximate fair value. To the extent the inputs are observable and timely, the values would be categorized in level 2 of the fair value hierarchy.

Restricted securities (equity and debt): Depending on the relative significance of valuation inputs, these instruments may be classified in either level 2 or level 3 of the fair value hierarchy.

Warrants: The Funds may invest in warrants which may be acquired either through a direct purchase, included as part of a private placement, or pursuant to corporate actions. Warrants entitle the holder to buy equity securities at a specific price for a specific period of time. Warrants may be considered more speculative than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the underlying securities that may be purchased nor do they represent any rights in the assets of the issuing company. Also, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to the expiration date. Over the counter (OTC) warrants are valued using simulation models utilizing the market value of the underlying security, expiration date of the warrants, the estimated volatility of the underlying security, strike price of the warrants and the risk-free interest rate at the valuation date. Warrants are categorized within level 3 of the fair value hierarchy.

The Manager may determine the fair valuation of a security when market quotations are insufficient or not readily available; when securities are determined to be illiquid or restricted; or when in the judgment of the Manager, the prices or values available do not represent the fair value of the instrument. Factors which may cause the Manager to make such a judgment include, but are not limited to, the following: (a) only a bid

FAIRHOLME FUNDS, INC.

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

February 28, 2011 (unaudited)

price or an asked price is available; (b) the spread between bid and asked prices is substantial; (c) the liquidity of the securities; (d) the frequency of sales; (e) the thinness of the market; (f) the size of reported trades; and (g) actions of the securities markets, such as the suspension or limitation of trading.

The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Funds’ determinations as to the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. The summary of the Funds’ investments by inputs used to value the Funds’ investments as of February 28, 2011 is as follows:

FAIRHOLME FUNDS, INC.

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

February 28, 2011 (unaudited)

	Valuation Inputs
	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total Fair Value at 02/28/2011
FAIRHOLME FUND
ASSETS:
INVESTMENTS (Fair Value):*
Domestic Equity Securities	$10,595,790,680	$-	$601,007,658	$11,196,798,338
Foreign Equity Securities	2,483,850,376	-	-	2,483,850,376
Warrants	250,426,368	-	425,245,237	675,671,605
Asset Backed Securities	-	54,151,931	-	54,151,931
Domestic Corporate Bonds	-	45,074,133	-	45,074,133
Commercial Paper	-	2,013,989,534	-	2,013,989,534
U.S. Government Obligations	-	2,559,551,126	-	2,559,551,126
Money Market Funds	440,005,595	-	-	440,005,595
Miscellaneous Investments	176,537,152	-	-	176,537,152

TOTAL INVESTMENTS	$13,946,610,171	$4,672,766,724	$1,026,252,895	$19,645,629,790

INCOME FUND
ASSETS:
INVESTMENTS (Fair Value):*
Domestic Equity Securities	$111,781,467	$-	$-	$111,781,467
Domestic Preferred Stocks	2,638,087	-	-	2,638,087
Warrants	269,259	-	4,574,038	4,843,297
Domestic Corporate Bonds	-	186,007,373	-	186,007,373
Foreign Convertible Bonds	-	2,042,043	-	2,042,043
Commercial Paper	-	57,478,882	-	57,478,882
U.S. Government Obligations	-	39,990,647	-	39,990,647
Money Market Funds	20,771,049	-	-	20,771,049

TOTAL INVESTMENTS	$135,459,862	$285,518,945	$4,574,038	$425,552,845

ALLOCATION FUND
ASSETS:
INVESTMENTS (Fair Value):*
Domestic Equity Securities	$66,182,183	$-	$-	$66,182,183
Foreign Equity Securities	1,410,786	-	-	1,410,786
Commercial Paper	-	29,490,138	-	29,490,138
U.S. Government Obligations	-	39,990,427	-	39,990,427
Money Market Funds	18,885,212	-	-	18,885,212
Miscellaneous Investments	1,670,400	-	-	1,670,400

TOTAL INVESTMENTS	$88,148,581	$69,480,565	$—	$157,629,146

*  Industry classifications for these categories are detailed in the Schedules of Investments.

FAIRHOLME FUNDS, INC.

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

February 28, 2011 (unaudited)

The Funds did not have significant transfers between Level 1 and Level 2 during the period ended February 28, 2011.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	FAIRHOLME FUND
	Assets: Investments (Fair Value)
	Warrants		Domestic Equity Securities	Total Investments
	Real Estate Investment Trusts	Real Estate Management & Development	Real Estate Management & Development
Balance as of 11/30/2010	$392,137,799	$30,015,679	$-	$422,153,478
Accrued discounts/ (premiums)	-	-	-	-
Realized gain/(loss)	-	-	-	-
Change in unrealized appreciation/ depreciation	(16,607,262)	19,699,021	193,805,223	196,896,982
Net purchases/ (sales)	-	-	-	-
Transfers into Level 3 (1)	-	-	407,202,435	407,202,435
Transfers out of Level 3 (1)	-	-	-	-

Balance as of 02/28/2011	$375,530,537	$49,714,700	$601,007,658	$1,026,252,895

Net change in unrealized appreciation/ depreciation during the period on Level 3 investments held at 02/28/2011	$(16,607,262)	$19,699,021	$193,805,223	$196,896,982

(1) The Fairholme Fund’s policy is to recognize transfers into and transfers out of Level 3 as of the beginning of the reporting period.

FAIRHOLME FUNDS, INC.

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

February 28, 2011 (unaudited)

	INCOME FUND
	Assets: Investments (Fair Value)
	Warrants		Total Investments
	Real Estate Investment Trusts	Real Estate Management & Development
Balance as of 11/30/2010	$4,217,919	$322,860	$4,540,779
Accrued discounts/(premiums)	-	-	-
Realized gain/(loss)	-	-	-
Change in unrealized appreciation/ depreciation	(178,631)	211,890	33,259
Net purchases/(sales)	-	-	-
Transfers into Level 3 (1)	-	-	-
Transfers out of Level 3 (1)	-	-	-
Balance as of 02/28/2011	$4,039,288	$534,750	$4,574,038

Net change in unrealized appreciation/ depreciation during the period on Level 3 investments held at 02/28/2011	$(178,631)	$211,890	$33,259

(1)	The Income Fund’s policy is to recognize transfers into and transfers out of Level 3 as of the beginning of the reporting period.

Recent Accounting Standard: In January 2010, the Financial Accounting Standards Board (“FASB”) issued amended guidance to improve disclosure about fair value measurements which requires additional disclosures about transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales, issuances, and settlements in the reconciliation for fair value measurements using significant unobservable inputs (Level 3). FASB also clarified existing disclosure requirements relating to the levels of disaggregation for fair value measurement and inputs and valuation techniques used to measure fair value. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2009 and interim periods within those fiscal years. The Funds’ Manager has adopted the amended guidance and determined that there was no material impact to the Funds’ financial statements except for additional disclosures made in the notes. Disclosures about purchases, sales, issuances, and settlements in the rollforward of activity in Level 3 fair value measurements are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. The Funds’ Manager is currently evaluating the impact of the additional disclosure requirements on the Funds’ financial statements.

Warrants: As of February 28, 2011, the Funds’ investments in warrants are presented within the Schedules of Investments.

FAIRHOLME FUNDS, INC.

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

February 28, 2011 (unaudited)

The Fairholme Fund and the Income Fund’s volume of activity in warrants with equity risk exposure during the period ended November 30, 2010 through February 28, 2011 had an average monthly market value of approximately $557,783,119 and $4,634,884, respectively.

Note 2. Tax Matters

For U.S. federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation (depreciation) of investments at February 28, 2011 were as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ Depreciation
Fairholme Fund	$17,860,920,991	$1,982,785,005	$(198,076,206)	$1,784,708,799
Income Fund	404,355,660	21,604,073	(406,888)	21,197,185
Allocation Fund	158,272,378	2,385,429	(3,028,661)	(643,232)

The difference between book basis and tax basis net unrealized appreciation/depreciation in the Funds is attributable primarily to the tax deferral of losses on wash sales.

During the fiscal year ended November 30, 2010, the Fairholme Fund utilized net capital loss carryforward for federal income tax purposes of $613,778,949.

Note 3. Transactions in Shares of Affiliates

Investments representing 5% or more of the outstanding voting securities of a portfolio company result in that company being considered an affiliated company, as defined in the Investment Company Act of 1940. The aggregate fair value of all securities of affiliated companies held in the Fairholme Fund as of February 28, 2011 amounted to $3,878,392,189 representing 19.37% of net assets. There were no affiliated companies of the Income Fund or the Allocation Fund as of February 28, 2011.

Transactions in the Fairholme Fund during the period ended February 28, 2011 in which the issuer was an “affiliated person” are as follows:

FAIRHOLME FUNDS, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Continued)

February 28, 2011 (unaudited)

Fairholme Fund	November 30, 2010		Gross Additions
	Shares/ Par Value	Cost	Shares/ Par Value	Cost
CIT Group, Inc.	17,301,229	$568,699,517	-	$-
General Growth Properties, Inc.(a)	113,869,556	1,138,670,872	2,431,866	35,195,631
MBIA, Inc.	20,501,100	186,282,116	-	-
Regions Financial Corp.	97,150,804	550,636,468	18,686,700	118,944,132
RSC Holdings, Inc.	10,223,900	71,304,381	-	-

Sears Holdings Corp.	12,860,071	1,035,645,416	1,634,302	121,219,727
The St. Joe Co.	23,136,502	607,609,975	-	-
WellCare Health Plans, Inc.(a)	3,772,000	130,352,089	-	-
Winthrop Realty Trust	2,550,848	23,030,255	-	-
General Growth Properties, Inc., Warrants, Vested, Strike Price $10.50, Expire 11/09/2017(b)	40,634,357	-	-	-

CIT Group, Inc. 7.000% 05/01/2016(a)	$77,499,991	72,765,688	$-	-
CIT Group, Inc. 7.000% 05/01/2017(a)	$21,830,844	17,031,487	$-	-
MBIA, Inc. 7.000%, 12/15/2025	$21,000,000	16,107,373	$-	-
MBIA, Inc. 7.150%, 07/15/2027	$2,000,000	1,540,296	$11,859,000	9,989,433
MBIA, Inc. 5.700%, 12/01/2034(c)	$-	-	$11,580,000	7,845,450

Regions Financial Corp., Subordinate Debenture, 7.000%, 3/01/2011	$4,135,000	4,074,323	$-	-
Regions Financial Corp., Subordinate Debenture, 4.875%, 4/26/2013(c)	$-	-	$6,000,000	5,703,750

Total		$4,423,750,256		$298,898,123

(a)	Company is no longer held in the portfolio at February 28, 2011.
(b)	Company is not an “affiliated company” at February 28, 2011, but remains an investment in the Fairholme Fund’s portfolio.
(c)	Company was not held in the portfolio at November 30, 2010.

FAIRHOLME FUNDS, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Continued)

February 28, 2011 (unaudited)

Gross Deductions		February 28, 2011
Shares/ Par Value	Cost	Shares/ Par Value	Cost	Fair Value	Realized Gain (Loss)	Investment Income
-	$-	17,301,229	$568,699,517	$749,489,240	$-	$-
116,301,422	1,173,866,503	-	-	-	582,491,916	43,168,097
-	-	20,501,100	186,282,116	229,817,331	-	-
-	-	115,837,504	669,580,600	884,998,530	-	1,000,155
-	-	10,223,900	71,304,381	139,351,757	-	-
-	-	14,494,373	1,156,865,143	1,207,526,215	-	-
-	-	23,136,502	607,609,975	601,007,658	-	-
3,772,000	130,352,089	-	-	-	(2,610,817)	-
819,100	7,395,220	1,731,748	15,635,035	21,127,325	2,471,870	404,925

-	-	-	-	-	-	-

$77,499,991	72,791,605	$-	-	-	4,158,137	167,354
$21,830,844	17,051,274	$-	-	-	4,533,974	52,466
$3,068,000	2,350,632	$17,932,000	13,792,280	15,242,200	410,568	380,749
$-	-	$13,859,000	11,536,719	11,545,933	-	104,513
$-	-	$11,580,000	7,849,557	8,106,000	-	56,839
$-	-	$4,135,000	4,135,000	4,135,000	-	133,039
$-	-	$6,000,000	5,728,194	6,045,000	-	85,051

	$1,403,807,323		$3,319,018,517	$3,878,392,189	$591,455,648	$45,553,188

FAIRHOLME FUNDS, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Continued)

February 28, 2011 (unaudited)

For additional information regarding the accounting policies of the Funds and the most recent federal income tax information, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Fairholme Funds, Inc.

By (Signature and Title)* /s/ Bruce R. Berkowitz
Bruce R. Berkowitz, President
(principal executive officer)

Date 4/26/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Bruce R. Berkowitz
Bruce R. Berkowitz, President
(principal executive officer)

Date 4/26/11

By (Signature and Title)* /s/ Timothy K. Biedrzycki
Timothy K. Biedrzycki, Treasurer
(principal financial officer)

Date 4/26/11

* Print the name and title of each signing officer under his or her signature.